Summary of Significant Accounting Policies (Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 42,880	$ 41,817
Funds held in trust account for certain construction costs [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 110	$ 117